Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current Assets:
Cash	$ 33,529,574	$ 46,847,375	$ 1,446,047
Accounts receivable, net	2,112,711	1,812,790	1,051,850
Prepaid expenses	3,707,345	389,849	5,290
Total current assets	39,349,630	49,050,014	2,503,187
Capital assets (Note 6)	5,019,565	1,286,849
Right-of-use assets (Note 7)	1,635,635	1,515,841	53,060
Intangible assets (Note 8)	3,057,196	3,285,578	123,143
Goodwill (Note 3)	662,899	662,899
Total Assets	49,724,925	55,801,181	2,679,390
Current Liabilities:
Bank indebtedness			337,636
Accounts payable and accrued liabilities	8,840,308	6,853,403	2,574,628
Deferred revenue (Note 4)	342,166	30,014	20,370
Lease liabilities (Note 7)	587,969	315,159	59,375
Income taxes payable	934	934	339
Total Current Liabilities	9,771,377	7,199,510	2,992,348
Lease liabilities, long-term (Note 7)	1,113,918	1,195,139	4,421
Long-term debt (Note 10)			23,556
Other liability	250,000	250,000
Total Liabilities	11,135,295	8,644,649	3,020,325
Temporary Equity
Preference shares, $0.001 par value per share, unlimited authorized; 606,360 shares issued and outstanding	16,789,203	16,789,203
Shareholders’ Equity (Deficit)
Commitments and Contingencies
Stockholders’ Equity (Deficit):
Common stock value	43,353,370	43,353,370	601,693
Additional paid-in capital	4,426,638	4,392,666	3,022,547
Accumulated deficit	(25,979,581)	(17,378,707)	(3,965,175)
Total Stockholders’ Equity (Deficit)	21,800,427	30,367,329	(340,935)
Total Liabilities and Stockholders’ Equity (Deficit)	49,724,925	55,801,181	2,679,390
CF ACQUISITION CORP. VI
Current Assets:
Cash	214,662	25,000	25,000
Prepaid expenses	335,347	482,069
Total current assets	550,009	507,069	25,000
Deferred offering costs associated with the initial public offering			180,805
Other assets		64,562
Cash equivalents held in Trust Account	300,346,262	300,023,016
Total Assets	300,896,271	300,594,647	205,805
Current Liabilities:
Accrued expenses	1,834,004	1,316,833	76,294
Payables to related party	189,662	557,123	105,805
Sponsor loan – promissory notes	2,173,353	949,154
Franchise tax payable	33,258	200,000
Total Current Liabilities	4,230,277	3,023,110	182,099
Warrant liability	10,668,250	19,954,232
FPS liability	4,154,577	4,452,968
Total Liabilities	19,053,104	27,430,310	182,099
Shareholders’ Equity (Deficit)
Commitments and Contingencies
Class A common stock subject to possible redemption	300,000,000	300,000,000
Stockholders’ Equity (Deficit):
Preferred stock value
Common stock value	70	70
Common stock value 1	750	750	863
Additional paid-in capital	175,610	160,975	24,137
Accumulated deficit	(18,333,263)	(26,997,458)	(1,294)
Total Stockholders’ Equity (Deficit)	(18,156,833)	(26,835,663)	23,706
Total Liabilities and Stockholders’ Equity (Deficit)	$ 300,896,271	$ 300,594,647	$ 205,805